Significant Accounting Policies and Recent Accounting Pronouncements, Accounts Receivable Trade, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable Trade, Net [Abstract]
Provision for doubtful accounts	$ 266,732	$ 0